Schedule I - Condensed Financial Information of Registrant - Parent Company Statements of Cash Flows) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 14, 2014	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)			$ 48,852	$ 13,863	$ (25,825)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net cash provided by operating activities			189,171	63,154	95,728
Cash flows from investing activities:
Net cash used in investing activities			(34,032)	(22,581)	(1,091,520)
Cash flows from financing activities:
Proceeds from issuance of common stock			226,963		365,187
Proceeds from exercise of stock options			4,243	210	32
Purchase of treasury shares					(18)
Dividends Paid			(150,000)
Net cash (used in) provided by financing activities			(193,275)	(8,976)	1,025,872
Net (decrease) increase in cash and cash equivalents			(38,730)	30,753	29,550
Cash and cash equivalents at beginning of period			149,365	118,612	89,062
Cash and cash equivalents at end of the period			110,635	149,365	118,612
Supplemental disclosures of cash flow information:
Noncash financing activities (noncash capital contribution)	$ 69,957	$ 69,957
Noncash acquisition of treasury stock					98
Parent Company
Cash flows from operating activities:
Net income (loss)			48,852	13,863	(25,825)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income (loss) of subsidiaries			(48,852)	(13,863)	25,825
Cash flows from investing activities:
Investment in subsidiaries			(81,206)	(210)	(365,201)
Net cash used in investing activities			(81,206)	(210)	(365,201)
Cash flows from financing activities:
Proceeds from issuance of common stock			226,963		365,187
Proceeds from exercise of stock options			4,243	210	32
Purchase of treasury shares					(18)
Dividends Paid			(150,000)
Net cash (used in) provided by financing activities			81,206	210	365,201
Supplemental disclosures of cash flow information:
Noncash operating activities (stock-based compensation)			$ 22,954	$ 3,399	2,492
Noncash financing activities (noncash capital contribution)		$ 69,957			69,957
Noncash acquisition of treasury stock					$ (98)